Property, Plant And Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 2,366
Balance	9,228	$ 2,366
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,829	8,334
Additions	7,475	555
Disposals		(59)
Capitalization of depreciation of ROU assets	59
Foreign currency translation	1	(1)
Balance	16,364	8,829
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	293	257
Additions	25	37
Disposals		0
Capitalization of depreciation of ROU assets	0
Foreign currency translation	1	(1)
Balance	319	293
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,091	4,764
Additions	7,312	327
Disposals		0
Capitalization of depreciation of ROU assets	0
Foreign currency translation	0	0
Balance	12,403	5,091
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	166	176
Additions	101	49
Disposals		(59)
Capitalization of depreciation of ROU assets	0
Foreign currency translation	0	0
Balance	267	166
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,279	3,137
Additions	37	142
Disposals		0
Capitalization of depreciation of ROU assets	59
Foreign currency translation	0	0
Balance	3,375	3,279
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(6,463)	(5,856)
Additions	672	667
Disposals		59
Foreign currency translation	1	(1)
Balance	(7,136)	(6,463)
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(157)	(133)
Additions	26	25
Disposals		0
Foreign currency translation	1	(1)
Balance	(184)	(157)
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,818)	(3,370)
Additions	448	448
Disposals		0
Foreign currency translation	0	0
Balance	(4,266)	(3,818)
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(97)	(94)
Additions	58	62
Disposals		59
Foreign currency translation	0	0
Balance	(155)	(97)
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,391)	(2,259)
Additions	140	132
Disposals		0
Foreign currency translation	0	0
Balance	(2,531)	(2,391)
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,366
Balance	9,228	2,366
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	136
Balance	135	136
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,273
Balance	8,137	1,273
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	69
Balance	112	69
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	888
Balance	$ 844	$ 888